Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events On January 24, 2013, the board of directors declared a $0.24 per share dividend to shareholders of record as of February 8, 2013, which was paid on February 15, 2013.